UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

Grizzle Growth ETF
Ticker: DARP

Semi-Annual Report

January 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Grizzle Growth ETF

PORTFOLIO ALLOCATION at January 31, 2024 (Unaudited)

Sector	% of Net Assets
Technology	45.6%
Communication	18.7
Basic Materials	15.4
Energy	12.5
Consumer, Non-cyclical	2.8
Financial	2.7
Cash & Cash Equivalents(1)	1.5
Consumer, Cyclical	0.8
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

Grizzle Growth ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Advertising — 0.9%
The Trade Desk, Inc. - Class A(a)	1,945	$133,096
Auto Manufacturers — 0.7%
Tesla, Inc.(a)	583	109,190
Chemicals — 6.0%
Albemarle Corp.	5,049	579,322
Arcadium Lithium PLC(a)	41,106	201,008
Sociedad Quimica y Minera de Chile SA - ADR	2,585	108,751
		889,081
Commercial Services — 2.2%
Cipher Mining, Inc.(a)	28,333	86,132
DMG Blockchain Solutions, Inc.(a)	440,296	168,071
Hive Digital Technologies Ltd.(a)	23,310	75,371
		329,574
Computers — 2.5%
Apple, Inc.	2,052	378,389
Diversified Financial Services — 1.6%
Bit Digital, Inc.(a)	29,556	78,028
Visa, Inc. - Class A	584	159,584
		237,612
Internet — 17.8%
Airbnb, Inc. - Class A(a)	4,583	660,594
Alphabet, Inc. - Class A(a)	4,834	677,243
Amazon.com, Inc.(a)	2,970	460,944
Meta Platforms, Inc. - Class A(a)	1,783	695,619
Robinhood Markets, Inc. - Class A(a)	14,728	158,179
		2,652,579
Investment Companies — 1.1%
Galaxy Digital Holdings Ltd.(a)	22,853	164,549
Mining - 9.5%
Amerigo Resources Ltd.	588,208	567,933
Anfield Energy, Inc.(a)	1,566,820	111,409
Canada Nickel Co., Inc.(a)	75,185	78,784
Cerrado Gold, Inc.(a)	220,861	60,338
Dolly Varden Silver Corp.(a)	84,589	43,053
Hot Chili Ltd.(a)	266,975	187,835
Laramide Resources Ltd.(a)	438,903	289,087
West Red Lake Gold Mines Ltd.(a)	134,293	68,350
		1,406,789
Oil & Gas — 12.4%
Chord Energy Corp.	5,677	872,895
Civitas Resources, Inc.	4,050	262,481
EQT Corp.	12,428	439,951
Range Resources Corp.	9,522	276,519
		1,851,846

	Shares	Value
COMMON STOCKS — 98.5% (Continued)
Pharmaceuticals — 1.1%
Compass Pathways PLC - ADR(a)	14,562	$ 164,114

Semiconductors — 24.4%
Advanced Micro Devices, Inc.(a)	6,273	1,051,920
Applied Materials, Inc.	916	150,499
NVIDIA Corp.	3,079	1,894,417
ON Semiconductor Corp.(a)	6,070	431,759
Wolfspeed, Inc.(a)	2,539	82,644
		3,611,239
Software — 18.3%
Adobe, Inc.(a)	251	155,063
BILL Holdings, Inc.(a)	1,436	112,080
DocuSign, Inc.(a)	2,593	157,966
Microsoft Corp.	5,262	2,092,065
Twilio, Inc. - Class A(a)	2,935	206,419
		2,723,593
TOTAL COMMON STOCKS
(Cost $13,583,395)		14,651,651

SHORT-TERM INVESTMENTS — 1.6%	Shares	Value
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 5.25%(b)	237,846	237,846
TOTAL SHORT—TERM INVESTMENTS
(Cost $237,846)		237,846

TOTAL INVESTMENTS — 100.1%
(Cost $13,821,241)		14,889,497
Liabilities in Excess of Other Assets — (0.1)%		(8,269)
TOTAL NET ASSETS — 100.0%		$14,881,228

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of January 31, 2024.

Grizzle Growth ETF

The accompanying notes are an integral part of these financial statements.	3

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2024 (Unaudited)

Assets:
Investments, at value (Cost of $13,821,241) (Note 2)	$14,889,497
Receivables:
Dividends and interest	713
Total assets	14,890,210

Liabilities:
Payables:
Management fees (Note 4)	8,982
Total liabilities	8,982
Net Assets	$14,881,228

Components of Net Assets:
Paid-in capital	$13,927,263
Total distributable (accumulated) earnings (losses)	953,965
Net assets	$14,881,228

Net Asset Value (unlimited shares authorized):
Net assets	$14,881,228
Shares of beneficial interest issued and outstanding	570,000
Net asset value	$26.11

Grizzle Growth ETF

4	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS for the Period Ended January 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $2,439)	$41,320
Interest income	3,018
Total investment income	44,338

Expenses:
Management fees (Note 4)	33,310
Total expenses	33,310
Net investment income (loss)	11,028

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,594
Foreign currency transactions	609
Change in net unrealized appreciation/depreciation on:
Investments	847,772
Net realized and unrealized gain (loss) on investments	917,975
Net increase (decrease) in net assets resulting from operations	$929,003

Grizzle Growth ETF

The accompanying notes are an integral part of these financial statements.	5

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$11,028	$7,798
Net realized gain (loss)	70,203	55,611
Change in net unrealized appreciation/depreciation	847,772	101,338
Net increase (decrease) in net assets resulting from operations	929,003	164,747

Distributions to Shareholders:
Net distributions to shareholders	(44,524)	(14,375)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	12,675,030	(692,664)
Total increase (decrease) in net assets	13,559,509	(542,292)

Net Assets:
Beginning of period/year	1,321,719	1,864,011
End of period/year	$14,881,228	$1,321,719

(1)Summary of share transactions is as follows:

	Period Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023
	Shares	Value	Shares	Value
Shares sold	540,000	$13,187,702	—	$—
Shares redeemed	(20,000)	(512,672)	(30,000)	(692,664)
Net increase (decrease)	520,000	$12,675,030	(30,000)	$(692,664)

Grizzle Growth ETF

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Period Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023	Period Ended July 31, 2022(1)
Net asset value, beginning of period/year	$26.43		$23.30	$24.39

Income from Investment Operations:
Net investment income (loss)(2)	0.03		0.15	0.20
Net realized and unrealized gain (loss)(3)	(0.26)		3.27	(1.29)
Total from investment operations	(0.23)		3.42	(1.09)

Less Distributions:
From net investment income	(0.09)		(0.29)	—
Total distributions	(0.09)		(0.29)	—

Net asset value, end of period/year	$26.11		$26.43	$23.30
Total return(4)(5)	(0.92)%		15.07%	(4.47)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$14.9		$1.3	$1.9
Ratio of expenses to average net assets	0.75	%(4)(7)	0.75%	0.75	%(4)(7)
Ratio of net investment income (loss) to average net assets	0.25	%(4)(7)	1%	1	%(4)(7)
Portfolio turnover rate(4)(6)	45%		59%	102%

(1)The Fund commenced operations on December 16, 2021. The information presented is from December 16, 2021 to July 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

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Grizzle Growth ETF

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Grizzle Growth ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Grizzle Investment Management, LLC (“Grizzle” or a “Sub-Adviser”) and Cambria Investment Management, L.P. (“Cambria” or a “Sub-Adviser”)(collectively the “Sub-Advisers”) serve as investment sub-advisers to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund reorganized into Tidal Trust II on August 25, 2023. The Fund commenced operations on December 16, 2021.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

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Grizzle Growth ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,651,651	$—	$—	$14,651,651
Money Market Funds	237,846	—	—	237,846
Total Investments	$14,889,497	$—	$—	$14,889,497

Refer to the Schedule of Investments for industry classifications.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of January 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Grizzle Growth ETF

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

L.Reorganizational Approval. At a meeting held on June 7, 2023, the Board of Trustees of Listed Funds Trust (the “LiFT Trust”) unanimously approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization of the Grizzle Growth ETF (the “Predecessor Fund”), a series of the LiFT Trust, with and into a series (the “Acquiring Fund”) of Tidal Trust II. A group of shareholders holding the majority of shares outstanding in the Predecessor Fund approved the Plan of Reorganization by written consent on June 29, 2023. The Predecessor Fund reorganized into the Acquiring Fund on August 25, 2023.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Grizzle Growth ETF

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

The Sub-Advisers serve as sub-advisers to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, Grizzle is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, Grizzle is paid a fee by the Adviser, which is calculated daily and paid monthly. Cambria is responsible for providing investment research to Grizzle, subject to the supervision of the Adviser and the Board. For its services, Cambria is paid a fee by the Adviser, which is calculated daily and paid monthly.

The Sub-Advisers have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $3,681,940 and $3,714,633, respectively.

For the period ended January 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended January 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $12,965,545 and $505,309, respectively.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Grizzle Growth ETF

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended January 31, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended January 31, 2024, the Fund distributed $44,524. The Fund paid an ordinary income distribution of $14,375 during the fiscal year-ended July 31, 2023.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

12

Grizzle Growth ETF

EXPENSE EXAMPLE For the Period Ended January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023 to January 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(1)
Actual(1)	$1,000.00	$ 990.80	$3.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.81

(1)Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

13

Grizzle Growth ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 17, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Toroso Investments, LLC (the “Adviser”) and the Trust, on behalf of the Grizzle Growth ETF (the “Fund”);

•an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and Grizzle Investment Management, LLC (“Grizzle”) with respect to the Grizzle ETF;

•an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and Cambria Investment Management, LP (“Cambria”) with respect to the Grizzle ETF.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 17, 2023. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short,

14

Grizzle Growth ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS (Continued)

taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for the Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

15

Grizzle Growth ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its series, the Grizzle Growth (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The Fund reorganized into Tidal Trust II after June 30, 2023 and was not a part of the Report but has adopted the Program upon the conversion date of August 25, 2023.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

16

Grizzle Growth ETF

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 617-0004 or by accessing the Fund’s website at www.etf.grizzle.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.etf.grizzle.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (800) 617-0004. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.etf.grizzle.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.etf.grizzle.com.

Investment Adviser

Tidal Investments LLC

(f/k/a Toroso Investments, LLC)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Sub-Adviser

Grizzle Investment Management, LLC

573 Coldstream Drive

Berwyn, Pennsylvania 19312

Sub-Adviser

Cambria Investment Management, L.P.

3300 Highland Avenue

Manhattan Beach, CA 90266

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Sullivan & Worcester LLP

1633 Broadway

New York, New York 10019

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Grizzle Growth ETF	DARP	88636J857

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 5, 2024

* Print the name and title of each signing officer under his or her signature.